Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jan. 30, 2012
Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2012
Prospectus Date	rr_ProspectusDate	Feb. 01, 2012
Ironclad Managed Risk Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve current income and gains.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	0.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund’s primary strategy consists of selling covered put options on equity indexes and exchange- traded funds (“ETFs”). The sale of covered put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets that are in excess of the income collected. The Fund retains the income collected during market advances. The Fund’s investment advisor seeks to manage the risk of the equity exposure in the portfolio by generating income that reduces the impact of market declines.

When the Fund sells a put option on an index and the index decreases in value, the purchaser of the put option has the right to exercise the option, obligating the Fund to make a cash payment that is equal to the difference between the option’s above-market exercise price and the prevailing index value. When the Fund sells a put option on an ETF and the ETF decreases in value, the purchaser of the put option has the right to exercise the option, obligating the Fund to purchase the ETF at an exercise price that is higher than the prevailing market price. When the Fund sells a put option on an index and the index decreases in value, the purchaser of the put option has the right to exercise the option, obligating the Fund to make a cash payment that is equal to the difference between the option’s above-market exercise price and the prevailing index value.

In either scenario, the Fund collects option premium income when the put option is sold. Potential declines in the value of the underlying asset are offset by the amount of income collected. If the index or ETF increases in value, the purchaser of the put option is unlikely to exercise the option since the prevailing market price is higher than the below-market exercise price. Accordingly, the Fund retains all premium income collected during market advances.

The Fund may have exposure to domestic and foreign equities through the sale of covered put options on equity indexes and ETFs. The Fund’s advisor determines the Fund’s exposure to each put option by evaluating metrics associated with the valuation of options, including, but not limited to, volatility, time to expiration and the relationship of the exercise price to the prevailing market price of the index or ETF. By segregating on a daily basis cash or other liquid assets in an amount equal to the Fund’s net obligations under each put option, the Fund ensures that it has sufficient assets to cover each put option sold.

All option positions held by the Fund are listed on recognized exchanges, cleared through centralized clearinghouses and covered with cash, cash equivalents (for example, Treasury Bills, money market fund shares, etc.), other listed options or investment-grade debt with a maturity of one year or less. For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash, cash equivalents or debt instruments issued by entities that carry an investment-grade rating by a national ratings agency. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Equity Markets Risk. The value of an equity market index tends to fluctuate based on price movements in the broader securities markets.

Foreign Securities Risk. To the extent the Fund sells options on foreign (non-U.S.) equity indexes or ETFs, the Fund is subject to foreign securities risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments and changes in the regulatory environment of foreign countries. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries.

Options Risk. The value of the Fund’s positions in index and ETF options will fluctuate in response to changes in the values of the assets they track and may be subject to greater fluctuations in value than investments in the underlying assets. The risk involved in selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to buy the underlying security from the purchaser at an exercise price that is higher than its prevailing market price. The selling of options is a highly specialized activity that entails greater than ordinary investment risks.

Credit Risk. The issuer of a fixed-income security held by the Fund may be unable or unwilling to make timely payments of interest or principal. The prices of fixed income securities respond to economic developments, particularly interest rate changes and the creditworthiness of individual issuers.

Interest Rate Risk. Generally, fixed-income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities.

Ratings Risk. A credit rating only reflects the view of the originating rating agency. Changes to or the withdrawal of a rating may result in the security becoming less liquid or losing value.

Management Risk. There can be no guarantee that the strategies used by the Fund’s portfolio manager will produce the desired result.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following performance information indicates some of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied for the period indicated. The table below illustrates the Fund’s average annual total returns for the period indicated compared to the S&P 500 Index and the CBOE S&P 500 PutWrite Index. The Fund’s advisor considers these indexes to be standard performance benchmarks for the Fund’s relative performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied for the period indicated.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar-Year Total Return
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	6.21%	Quarter ended 12/31/11
Lowest Calendar Quarter Return at NAV	-3.57%	Quarter ended 9/30/11

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.57%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Index performance does not reflect deductions for fees, expenses or taxes.
Ironclad Managed Risk Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	8.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2010
Ironclad Managed Risk Fund | CBOE S&P 500 PutWire Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.17%
Since Inception	rr_AverageAnnualReturnSinceInception	9.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2010
Ironclad Managed Risk Fund | Ironclad Managed Risk Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IRONX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual fund operating expenses	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	127
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	396
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	685
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,507
2011	rr_AnnualReturn2011	7.33%
1 Year	rr_AverageAnnualReturnYear01	7.33%
Since Inception	rr_AverageAnnualReturnSinceInception	10.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2010
Ironclad Managed Risk Fund | Ironclad Managed Risk Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.29%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.38%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2010	[2]
Ironclad Managed Risk Fund | Ironclad Managed Risk Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.30%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.52%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2010	[2]

[1]	The Fund's investment advisor receives a single management fee of 1.25% of the Fund's average daily net assets and is obligated to pay all Fund expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation).
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Index performance does not reflect deductions for fees, expenses or taxes.